Bank Loans (Details Textual)					1 Months Ended		12 Months Ended
	Jan. 08, 2020 USD ($)	Dec. 05, 2019 USD ($)	Apr. 20, 2018 USD ($)	Jan. 03, 2018 USD ($)	Dec. 16, 2019 USD ($)	Jun. 22, 2018 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 SGD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2020 SGD ($)	Jan. 08, 2020 CNY (¥)	Dec. 20, 2019 USD ($)	Dec. 20, 2019 CNY (¥)	Dec. 16, 2019 CNY (¥)	Dec. 05, 2019 CNY (¥)	Jul. 10, 2019	Feb. 11, 2019 USD ($)	Feb. 11, 2019 SGD ($)	Jun. 22, 2018 CNY (¥)	Apr. 20, 2018 SGD ($)	Jan. 03, 2018 CNY (¥)
Bank Loans (Textual)
Borrow amount	$ 424,622	$ 707,704	$ 86,071				$ 2,161,239		$ 2,184,996									$ 50,208
Interest expense							$ 90,940		$ 96,278	$ 82,507
Borrow interest rate	4.785%	4.785%	7.00%									4.785%				4.785%					7.00%
Effective weighted average interest rate							4.168%		5.231%	5.845%	4.168%
Repaid loan date	Jul. 06, 2020	Jul. 03, 2020	Apr. 19, 2021
SGD [Member]
Bank Loans (Textual)
Borrow amount																					$ 120,000
Credit facility																			$ 70,000		120,000
RMB [Member]
Bank Loans (Textual)
Credit facility | ¥												¥ 3,000,000				¥ 5,000,000
Development Bank of Singapore [Member]
Bank Loans (Textual)
Borrow amount			$ 86,071															$ 50,208
Borrow interest rate																		6.75%	6.75%
Repayments of debt							$ 15,269
Long-term portion							$ 22,554
Development Bank of Singapore [Member] | SGD [Member]
Bank Loans (Textual)
Credit facility																			$ 70,000
Repayments of debt								$ 21,288
Long-term portion											$ 31,445
China Merchants Bank [Member]
Bank Loans (Textual)
Borrow amount				$ 1,111,712	$ 2,689,275
Credit facility				$ 1,111,712	$ 2,830,816	$ 1,543,115							$ 1,543,115
Borrow interest rate				5.655%		5.655%											5.655%			5.655%		5.655%
Repaid loan date				Jul. 02, 2018
Credit facility interest rate, description					For the period from December 16, 2019 to December 15, 2020 with an interest rate at 4.5% to 4.785% per annum.	For the period from July 11, 2018 to July 10, 2019 with an interest rate at 5.655% per annum.
Credit facility borrowing interest rate, description					Interest rate at 4.5% to 4.785% per annum which was repaid on April 21, 2020 and July 7, 2020.
China Merchants Bank [Member] | SGD [Member]
Bank Loans (Textual)
Credit facility																					$ 120,000
China Merchants Bank [Member] | RMB [Member]
Bank Loans (Textual)
Borrow amount | ¥															¥ 19,000,000							¥ 7,000,000
Credit facility | ¥														¥ 10,000,000	¥ 20,000,000					¥ 10,000,000		¥ 7,000,000
Bank Of Communication [Member]
Bank Loans (Textual)
Borrow amount	$ 424,622	$ 707,704
Bank Of Communication [Member] | RMB [Member]
Bank Loans (Textual)
Credit facility | ¥												¥ 3,000,000				¥ 5,000,000